Pension And Postretirement Benefits (Policy)	12 Months Ended
Dec. 31, 2017
Pension And Postretirement Benefits
Recognition of actuarial gains and losses	We recognize gains and losses on pension and postretirement plan assets and obligations immediately in our operating results.
Capitalization of benefit plan costs

A portion of pension and postretirement benefit costs is capitalized as part of the benefit load on internal construction and capital expenditures, providing a small reduction in the net expense recorded.